Interest Rate Derivatives (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Interest Rate Derivatives
14. Interest Rate Derivatives

The Company has entered into various derivative agreements with financial institutions to hedge interest rate risk related to its outstanding debt. The Company had the following interest rate derivatives recorded as an asset within other assets in the Condensed Consolidated Statements of Financial Condition as of March 31, 2021 and as a liability within accrued expenses and other liabilities in the Condensed Consolidated Statements of Financial Condition as of December 31, 2020:

			As of March 31, 2021
Derivative	Notional Amount	Fair Value as of March 31, 2021	Fixed Rate Paid	Floating Rate Received	Effective Date(2)	Maturity Date
Interest rate swap	$232,000	$2,930	1.33%	1 month LIBOR (1)	March 2021	February 2028
____________
(1)Floating rate received subject to a 0.50% Floor
(2)Represents the date at which the derivative is in effect and the Company is contractually required to begin payment of interest under the terms of the agreement.

			As of December 31, 2020
Derivative	Notional Amount	Fair Value as of December 31, 2020	Fixed Rate Paid	Floating Rate Received	Effective Date(3)	Maturity Date
Interest rate swap	$225,000	$(11,163)	2.48%	1 month LIBOR (1)	January 2020	February 2023
Interest rate swap	75,000	(4,654)	3.05%	1 month LIBOR (1)	January 2020	February 2023
Interest rate collar	300,000	(12,625)	3.70%	1 month LIBOR (2)	February 2023	February 2025
		$(28,442)
____________

(1)Floating rate received subject to a 0.00% Floor
(2)Floating rate received subject to a 2.45% Floor
(3)Represents the date at which the derivative is in effect and the Company is contractually required to begin payment of interest under the terms of the agreement.

A rollforward of the amounts in accumulated other comprehensive income (loss) (“AOCI”) related to interest rate derivatives designated as cash flow hedges as follows:

	Three Months Ended
	March 31,
	2021	2020
Unrealized loss at beginning of period, gross	$(11,163)	$(6,933)
Cumulative-effect adjustment from adoption of ASU 2017-12	—	650
Amount of recognized in other comprehensive income (loss)	2,559	(7,723)
Amount reclassified from accumulated other comprehensive loss to interest expense	1,120	446
Unrealized loss at end of period	(7,484)	(13,560)
Less: Loss attributable to noncontrolling interests in GCMH	(5,894)	—
Unrealized loss at end of period, net	$(1,590)	$(13,560)

The amount of gain (loss) related to interest rate contracts not designated as hedging instruments was recognized as follows:

	Three Months Ended
	March 31,
	2021	2020
Other income (expense)	$1,934	$(8,634)

On February 24, 2021, the Company terminated all outstanding derivative instruments. The amount previously recorded as a hedge in AOCI is remaining in AOCI, and will be recorded in interest expense within the Condensed Consolidated Statements of Income over the original life of the swap.

Effective on March 1, 2021, the Company entered into a swap agreement (“2028 Swap Agreement”) with a financial institution to hedge interest rate risk related to payments made during the extended maturity of the 2028 Term Loans that has a notional amount of $232.0 million. The 2028 Swap Agreement and 2028 Term Loans have a 0.50% LIBOR floor. The swap was determined to be an effective cash flow hedge at inception based on a comparison of critical terms.

The fair values of the derivatives and interest rate collar are based on observable market inputs and represent the net amount required to terminate the positions, taking into consideration market rates and non-performance risk. Refer to Note 7 for further details.

16. Interest Rate Derivatives

The Company has entered into various derivative agreements with a financial institution to hedge interest rate risk related to its outstanding debt. As of December 31, 2020 and 2019, the Company had the following interest rate derivatives recorded as a derivative liability recorded within accrued expenses and other liabilities in the Consolidated Statements of Financial Condition:

			As of December 31, 2020
Derivative	Notional Amount	Fair Value as of December 31, 2020	Fixed Rate Paid	Floating Rate Received	Effective Date (3)	Maturity Date
Interest rate swap	$225,000	$(11,163)	2.48%	1 month LIBOR (1)	January 2020	February 2023
Interest rate swap	75,000	(4,654)	3.05%	1 month LIBOR (1)	January 2020	February 2023
Interest rate collar	300,000	(12,625)	3.70%	1 month LIBOR (2)	February 2023	February 2025
		$(28,442)
____________
(1)Floating rate received subject to a 0.00% Floor
(2)Floating rate received subject to a 2.45% Floor
(3)Represents the date at which the derivative is in effect and the Company is contractually required to begin payment of interest under the terms of the agreement.

			As of December 31, 2019
Derivative	Notional Amount	Fair Value as of December 31, 2019	Fixed Rate Paid	Floating Rate Received	Effective Date (4)	Maturity Date
Interest rate swap	$275,000	$(124)	2.33%	1 month LIBOR (1)	January 2014	January 2020
Interest rate swap	225,000	(6,159)	2.48%	1 month LIBOR (2)	January 2020	February 2023
Interest rate swap	75,000	(3,348)	3.05%	1 month LIBOR (2)	January 2020	February 2023
Interest rate collar	300,000	(5,359)	3.70%	1 month LIBOR (3)	February 2023	February 2025
		$(14,990)
____________
(1)Floating rate received subject to a 1.00% Floor
(2)Floating rate received subject to a 0.00% Floor
(3)Floating rate received subject to a 2.45% Floor
(4)Represents the date at which the derivative is in effect and the Company is contractually required to begin payment of interest under the terms of the agreement.

A rollforward of the amounts in accumulated other comprehensive loss related to interest rate derivatives designated as cash flow hedges as follows:

	Year Ended December 31,
	2020	2019
Unrealized loss at beginning of period	$(6,933)	$(412)
Cumulative-effect adjustment from adoption of ASU 2017-12	650	—
Amount of loss recognized in other comprehensive income (loss)	(9,110)	(6,688)
Amount reclassified from accumulated other comprehensive loss to interest expense	4,230	167
Unrealized loss at end of period	(11,163)	(6,933)
Less: Loss attributable to noncontrolling interests in GCMH	(8,743)	—
Unrealized loss at end of period, net	$(2,420)	$(6,933)

The amount of gain (loss) related to interest rate contracts not designated as hedging instruments was recognized as follows:

	Year Ended December 31,
	2020	2019
Other income (expense)	$(8,572)	$(5,417)

On January 5, 2017, the Company entered into a forward-starting swap agreement (“3-Year Swap Agreement”) with a financial institution to hedge interest rate risk related to payments made during the extended maturity of the 2023 Term Loans that has a notional amount of $225.0 million. The 3-Year Swap Agreement has a 0.00% LIBOR floor whereas the 2023 Term Loans contain a 1.00% LIBOR floor. The swap was determined to be an effective cash flow hedge at inception using a regression analysis; however the mismatch in floor terms creates hedge ineffectiveness which prior to the adoption of ASU 2017-12 was reflected within other income (expense) in the Consolidated Statements of Income.

On May 18, 2018, the Company entered into a forward-starting swap agreement (“$75 million Swap Agreement”) with a financial institution to increase the amount of principal economically hedged during the term of the 3-Year Swap Agreement that has a notional amount of $75.0 million. The $75 million Swap Agreement has a 0.00% LIBOR floor whereas the 2023 Term Loans contain a 1.00% LIBOR floor. The swap did not qualify for hedge accounting at inception due to the floor rate mismatch and as a result, all changes in fair value of the $75 million Swap Agreement are reflected within other income (expense) in the Consolidated Statements of Income.

On May 18, 2018, the Company entered into a forward-starting interest rate collar (“Interest Rate Collar”) with a financial institution to economically hedge interest rate risk related to payments made during the extended maturity of the 2025 Term Loans that has a notional amount of $300 million. The Interest Rate Collar has a 0.00% LIBOR floor whereas the 2025 Term Loans contain a 1.00% LIBOR floor. The Interest Rate Collar did not qualify for hedge accounting at inception due to the floor rate mismatch and as a result, all changes in fair value of the Interest Rate Collar are reflected within other income (expense) in the Consolidated Statements of Income.

The fair values of the derivatives and interest rate collar are based on observable market inputs and represent the net amount required to terminate the positions, taking into consideration market rates and non-performance risk. Refer to Note 8 for further details.